ID	Event Level	NMLS Exceptions	Purpose at origination	Occupancy at origination
8133	2	[2] Originator name does not match NMLS registered name for license number	Purchase	Owner Occ
8134	2	[2] Originator name does not match NMLS registered name for license number	Rate/Term Refi	Owner Occ
9239	1		Rate/Term Refi	Owner Occ
9241	1		Rate/Term Refi	Owner Occ
9267	1		Rate/Term Refi	Owner Occ
9268	1		Cashout Refi	Owner Occ
9558	2	[2] Originator name does not match NMLS registered name for license number	Cashout Refi	Investment Property
9559	2
[2]   Originator name and/or NMLS ID not printed on credit application - Application Date on or after 1/10/11
[2]   Originator name does not match NMLS registered name for license number
[2]   Origination Company and/or NMLS ID not printed on credit application - Application Date on or after 1/10/11
			Rate/Term Refi	Owner Occ
9560	2	[2] Originator name does not match NMLS registered name for license number	Rate/Term Refi	Owner Occ
9561	2	[2] Originator name does not match NMLS registered name for license number	Purchase	Owner Occ
9240	2
[2]   Originator name and/or NMLS ID not printed on credit application - Application Date on or after 1/10/11
[2]   Origination Company and/or NMLS ID not printed on credit application - Application Date on or after 1/10/11
			Rate/Term Refi	Owner Occ
7005	3	[3] Final Application Missing	Purchase	Owner Occ
9242	1		Rate/Term Refi	Owner Occ
9243	1		Purchase	Owner Occ